Note 28 - Foreign exchange control measures in Argentina	12 Months Ended
Dec. 31, 2021
Foreign exchange rates [abstract]
Note 27 - Foreign exchange control measures in Argentina

28               Foreign exchange control measures in Argentina

Beginning in September 2019, the Argentine government has imposed and continues to impose significant restrictions on foreign exchange transactions. Restrictions have tightened over time. The main currently applicable measures are described below:

  Foreign currency proceeds derived from exports of goods must be sold into the Argentine foreign exchange market and converted into Argentine pesos within 60 days (if made to related parties) or 180 days (if made to unrelated parties) from shipment date, or, if collected earlier, within five days of collection.

  Foreign currency proceeds from exports of services must be sold into the Argentine foreign exchange market and converted into Argentine pesos within five business days of collection.

  Access to the Argentine foreign exchange market to pay for imports of services rendered by related parties (including royalties) is generally subject to Argentine Central Bank approval.

  Access to the Argentine foreign exchange market to pay for imports of goods and services provided by third parties is subject to several restrictions, including payment terms that cannot be at sight or involve advance payments. In particular, the importer may not have more than $100,000 deposited in any foreign account, and will have to certify that it has not accessed the market to sell bonds for foreign currency and has not transferred bonds abroad or made cross-border securities swaps for a period of 90 days prior to the required payment of imports, that it will not do so for a period of 90 days after the Argentine Central Bank provides the foreign currency, and that it will not circumvent such restrictions through transfers of funds to any shareholders holding more than a 25% voting interest in the importer or to other entities having common directors with the importer or its more-than-25% shareholders.

  Access to the Argentine foreign exchange market to pay debt service (principal and interest) for financial debts with related parties requires prior Argentine Central Bank approval, unless such debts are obtained and sold into the Argentine foreign exchange market and converted into Argentine pesos after October 2, 2020 and carry an average life of no less than 2 years.

  Debts with foreign creditors larger than $2 million maturing on or before December 31, 2021 need to be refinanced in at least 60% of outstanding principal and for a minimum period of 2 years.

  Access to the Argentine foreign exchange market to make dividend payments generally requires prior Argentine Central Bank approval.

  Further restrictions have been imposed by the Argentine Securities Commission in June 2021 and in October 2021, consisting of weekly limitations on the amount of bonds that Argentine companies could sell against foreign currency.

When required, Argentine Central Bank approvals are rarely, if ever, granted.

Tenaris’s Argentine subsidiaries continue to have access to the official foreign currency market for all imports of goods and for acquisition of services from unrelated parties. Therefore, assets and liabilities denominated in foreign currency as of December 31, 2021, have been valued at the prevailing official exchange rates.

Tenaris’s financial position in Argentine peso as of December 31, 2021, amounted to a net short exposure of approximately $95 million. As of December 31, 2021, the total net equity of Argentine subsidiaries represented approximately 9% of Tenaris’s total equity and the sales performed by Argentine subsidiaries during the twelve-month period ended on December 31, 2021 amounted approximately to 20.4% of Tenaris’s total sales.

Management continues to monitor closely the evolution of the main variables affecting its business, identifying the potential impact thereof on its financial and economic situation and determining the appropriate course of action in each case. The Company’s Consolidated Financial Statements should be read taking into account these circumstances.

As the context of volatility and uncertainty remains in place as of the issue date of these Consolidated Financial Statements, additional regulations that could be imposed by the Argentine government could further restrict our Argentine subsidiaries’ ability to access the official foreign exchange market.